Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
4.	EARNINGS PER SHARE

Earnings per share are computed as follows:

	2017	2016
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$2,206	$2,031

Weighted average number of Common Shares outstanding during the year	371.8	391.0

Basic earnings per Common Share	$5.93	$5.19

Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$2,206	$2,031

Weighted average number of Common Shares outstanding during the year	371.8	391.0
Adjustments
Stock options and restricted stock [a]	2.1	2.2

	373.9	393.2

Diluted earnings per Common Share	$5.90	$5.16

[a]

Diluted earnings per Common Share exclude 1.2 million [2016 – 3.4 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”. The dilutive effect of participating securities using the two-class method was excluded from the calculation of earnings per share because the effect would be immaterial.